Loans portfolio	6 Months Ended
Jun. 30, 2018
Loans portfolio
Loans portfolio

C3.3   Loans portfolio

(a)    Overview of loans portfolio

Loans are principally accounted for at amortised cost, net of impairment except for:

–Certain mortgage loans which have been designated at fair value through profit or loss of the UK and Europe insurance operations as this loan portfolio is managed and evaluated on a fair value basis; and

–Certain policy loans of the US insurance operations that are held to back liabilities for funds withheld under reinsurance arrangements and are also accounted on a fair value basis.

The amounts included in the statement of financial position are analysed as follows:

	30 Jun 2018 £m				31 Dec 2017 £m
	Mortgage	Policy	Other		Mortgage	Policy	Other
	loans*	loans**	loans†	Total	loans*	loans**	loans†	Total
Asia
With-profits	—	652	105	757	—	613	112	725
Non-linked shareholder-backed	170	217	193	580	177	216	199	592
US
Non-linked shareholder-backed	6,292	3,523	—	9,815	6,236	3,394	—	9,630
UK and Europe
With-profits	2,267	4	1,672	3,943	2,441	4	1,823	4,268
Non-linked shareholder-backed	1,686	—	35	1,721	1,681	—	37	1,718
Other operations	—	—	106	106	—	—	109	109
Total loans securities	10,415	4,396	2,111	16,922	10,535	4,227	2,280	17,042

*       All mortgage loans are secured by properties.

**    In the US £2,638 million (31 December 2017: £2,512 million) policy loans are backing liabilities for funds withheld under reinsurance arrangements and are accounted for at fair value through profit or loss. All other policy loans are accounted for at amortised cost, less any impairment.

†       Other loans held in UK with-profits funds are commercial loans and comprise mainly syndicated loans. The majority of other loans in shareholder-backed business in Asia are commercial loans held by the Malaysia operation and which are all investment graded by two local rating agencies.

(b)    Additional information on US mortgage loans

In the US, mortgage loans are all commercial mortgage loans that are secured by the following property types: industrial, multi-family residential, suburban office, retail or hotel. The average loan size is £13.3 million (31 December 2017: £12.6 million). The portfolio has a current estimated average loan to value of 55 per cent (31 December 2017: 55 per cent).

At 30 June 2018, Jackson had no mortgage loans where the contractual terms of the agreements had been restructured (31 December 2017: none).

(c)    Additional information on UK mortgage loans

The UK with-profits fund invests in an entity established to acquire a portfolio of buy-to-let mortgage loans. The vehicle financed the acquisition through the issue of debt instruments, largely to external parties, securitised upon the loans acquired. These third-party borrowings have no recourse to any other assets of the Group and the Group’s exposure is limited to the amount invested by the UK with-profits fund.

By carrying value, 99.99 per cent of the £1,686 million (31 December 2017: 99.98 per cent of £1,681 million) mortgage loans held by the UK shareholder-backed business relates to lifetime (equity release) mortgage business which has an average loan to property value of 32 per cent (31 December 2017: 31 per cent).